SCHEDULE OF CHINESE INCOME TAX PROVISIONS (Details) - Distoken Acquisition Corporation [Member] - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
Income (loss) before provision for income taxes	$ 229,186	$ 512,968	$ 133,793	$ 1,434,669	$ 1,739,642	$ (2,155)
China’s corporate income tax standard rate (on income)					25.00%
Income tax provision	$ 33,448	$ 121,601	$ 33,448	$ 354,635	$ 434,911